26 EMPLOYEE BENEFITS (Details 10) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$) shares
Healthcare Plan [Member] | Possible Increase [Member] | Actuarial Assumption Of Discount Rates [Member]
EmployeeBenefitsLineItems [Line Items]
Sensitivity level	0.50%
Effect on current service cost and on interest on actuarial obligations | R$	R$ 986
Effect on present value of obligations | shares	(16,683)
Healthcare Plan [Member] | Possible Decrease [Member] | Actuarial Assumption Of Discount Rates [Member]
EmployeeBenefitsLineItems [Line Items]
Sensitivity level	(0.50%)
Plan covering 35% Of The Average Salary [Member] | Possible Increase [Member] | Actuarial assumption of expected rates of salary increases [member]
EmployeeBenefitsLineItems [Line Items]
Sensitivity level	0.50%
Plan covering 35% Of The Average Salary [Member] | Possible Increase [Member] | Actuarial assumption of expected rates of pension increases [member]
EmployeeBenefitsLineItems [Line Items]
Sensitivity level	0.50%
Effect on current service cost and on interest on actuarial obligations | R$	R$ 142
Effect on present value of obligations | shares	2,100
Plan covering 35% Of The Average Salary [Member] | Possible Increase [Member] | Actuarial assumption of mortality rates [member]
EmployeeBenefitsLineItems [Line Items]
Sensitivity level, year	+1 year
Effect on current service cost and on interest on actuarial obligations | R$	R$ 1,561
Effect on present value of obligations | shares	13,515
Plan covering 35% Of The Average Salary [Member] | Possible Decrease [Member] | Actuarial Assumption Of Discount Rates [Member]
EmployeeBenefitsLineItems [Line Items]
Sensitivity level	(0.50%)
Effect on current service cost and on interest on actuarial obligations | R$	R$ (918)
Effect on present value of obligations | shares	18,012
Plan covering 35% Of The Average Salary [Member] | Possible Decrease [Member] | Actuarial assumption of expected rates of salary increases [member]
EmployeeBenefitsLineItems [Line Items]
Sensitivity level	(0.50%)
Plan covering 35% Of The Average Salary [Member] | Possible Decrease [Member] | Actuarial assumption of expected rates of pension increases [member]
EmployeeBenefitsLineItems [Line Items]
Sensitivity level	(0.50%)
Effect on current service cost and on interest on actuarial obligations | R$	R$ (125)
Effect on present value of obligations | shares	(1,846)
Plan covering 35% Of The Average Salary [Member] | Possible Decrease [Member] | Actuarial assumption of mortality rates [member]
EmployeeBenefitsLineItems [Line Items]
Sensitivity level, year	-1 year
Effect on current service cost and on interest on actuarial obligations | R$	R$ (649)
Effect on present value of obligations | shares	(9,603)
Average Salary Supplementation Plan [Member] | Possible Increase [Member] | Actuarial Assumption Of Discount Rates [Member]
EmployeeBenefitsLineItems [Line Items]
Sensitivity level	0.50%
Effect on current service cost and on interest on actuarial obligations | R$	R$ 3,847
Effect on present value of obligations | shares	(83,364)
Average Salary Supplementation Plan [Member] | Possible Increase [Member] | Actuarial assumption of expected rates of salary increases [member]
EmployeeBenefitsLineItems [Line Items]
Sensitivity level	0.50%
Average Salary Supplementation Plan [Member] | Possible Increase [Member] | Actuarial assumption of expected rates of pension increases [member]
EmployeeBenefitsLineItems [Line Items]
Sensitivity level	0.50%
Effect on current service cost and on interest on actuarial obligations | R$	R$ 927
Effect on present value of obligations | shares	13,609
Average Salary Supplementation Plan [Member] | Possible Increase [Member] | Actuarial assumption of mortality rates [member]
EmployeeBenefitsLineItems [Line Items]
Sensitivity level, year	+1 year
Effect on current service cost and on interest on actuarial obligations | R$	R$ 4,715
Effect on present value of obligations | shares	69,216
Average Salary Supplementation Plan [Member] | Possible Decrease [Member] | Actuarial Assumption Of Discount Rates [Member]
EmployeeBenefitsLineItems [Line Items]
Sensitivity level	(0.50%)
Effect on current service cost and on interest on actuarial obligations | R$	R$ (3,773)
Effect on present value of obligations | shares	98,252
Average Salary Supplementation Plan [Member] | Possible Decrease [Member] | Actuarial assumption of expected rates of salary increases [member]
EmployeeBenefitsLineItems [Line Items]
Sensitivity level	(0.50%)
Average Salary Supplementation Plan [Member] | Possible Decrease [Member] | Actuarial assumption of expected rates of pension increases [member]
EmployeeBenefitsLineItems [Line Items]
Sensitivity level	(0.50%)
Effect on current service cost and on interest on actuarial obligations | R$	R$ (405)
Effect on present value of obligations | shares	(5,945)
Average Salary Supplementation Plan [Member] | Possible Decrease [Member] | Actuarial assumption of mortality rates [member]
EmployeeBenefitsLineItems [Line Items]
Sensitivity level, year	-1 year
Effect on current service cost and on interest on actuarial obligations | R$	R$ (4,180)
Effect on present value of obligations | shares	(61,372)
Mixed Supplementary Benefit Plan [Member] | Possible Increase [Member] | Actuarial Assumption Of Discount Rates [Member]
EmployeeBenefitsLineItems [Line Items]
Sensitivity level	0.50%
Effect on current service cost and on interest on actuarial obligations | R$	R$ 897
Effect on present value of obligations | shares	(66,416)
Mixed Supplementary Benefit Plan [Member] | Possible Increase [Member] | Actuarial assumption of expected rates of salary increases [member]
EmployeeBenefitsLineItems [Line Items]
Sensitivity level	0.50%
Effect on current service cost and on interest on actuarial obligations | R$	R$ 212
Effect on present value of obligations | shares	1,122
Mixed Supplementary Benefit Plan [Member] | Possible Increase [Member] | Actuarial assumption of expected rates of pension increases [member]
EmployeeBenefitsLineItems [Line Items]
Sensitivity level	0.50%
Effect on current service cost and on interest on actuarial obligations | R$	R$ 387
Effect on present value of obligations | shares	5,543
Mixed Supplementary Benefit Plan [Member] | Possible Increase [Member] | Actuarial assumption of mortality rates [member]
EmployeeBenefitsLineItems [Line Items]
Sensitivity level, year	+1 year
Effect on current service cost and on interest on actuarial obligations | R$	R$ 1,543
Effect on present value of obligations | shares	22,116
Mixed Supplementary Benefit Plan [Member] | Possible Decrease [Member] | Actuarial Assumption Of Discount Rates [Member]
EmployeeBenefitsLineItems [Line Items]
Sensitivity level	(0.50%)
Effect on current service cost and on interest on actuarial obligations | R$	R$ (1,126)
Effect on present value of obligations | shares	73,565
Mixed Supplementary Benefit Plan [Member] | Possible Decrease [Member] | Actuarial assumption of expected rates of salary increases [member]
EmployeeBenefitsLineItems [Line Items]
Sensitivity level	(0.50%)
Effect on current service cost and on interest on actuarial obligations | R$	R$ (200)
Effect on present value of obligations | shares	(1,063)
Mixed Supplementary Benefit Plan [Member] | Possible Decrease [Member] | Actuarial assumption of expected rates of pension increases [member]
EmployeeBenefitsLineItems [Line Items]
Sensitivity level	(0.50%)
Effect on current service cost and on interest on actuarial obligations | R$	R$ (387)
Effect on present value of obligations | shares	(5,543)
Mixed Supplementary Benefit Plan [Member] | Possible Decrease [Member] | Actuarial assumption of mortality rates [member]
EmployeeBenefitsLineItems [Line Items]
Sensitivity level, year	-1 year
Effect on current service cost and on interest on actuarial obligations | R$	R$ (1,532)
Effect on present value of obligations | shares	(22,214)